Derivative Liabilities (Tables)	12 Months Ended
Aug. 31, 2018
Derivative Liabilities
Schedule of changes in derivative warrant liabilities

The following table sets out the changes in derivative warrant liabilities during the respective periods:

	Number of Warrants	Fair Value Assigned $	Average Exercise Price $
As at August 31, 2015	1,305	281,210	US 466.66
Warrants expired	(1,305)	(281,210)	—
Warrants issued	175,000	—	—
As at August 31, 2016	175,000	—	15.00
Warrants expired	(175,000)	—	—
As at August 31, 2017 and 2018	—	—	—